Goodwill - Changes in goodwill (Details) - Goodwill $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of period	$ 5,982
Additions	4,008
Effects of foreign exchange	49
Balance at end of period	$ 10,039